Recoverable Taxes (Details) - Schedule of Recoverable Taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Recoverable Taxes [Abstract]
Value-added tax on sales and services – ICMS / IVA / VAT / GST	$ 919,634	$ 1,006,814
Social contribution on billings - PIS and COFINS	502,397	527,607
Withholding income tax - IRRF / IRPJ	1,196,502	1,199,323
Excise tax – IPI	22,004	24,478
Reintegra	8,905	9,551
Other	13,953	10,558
Recoverable taxes	2,663,395	2,778,331
Current	919,120	1,021,701
Non-current	1,744,275	1,756,630
Total Recoverable Taxes	$ 2,663,395	$ 2,778,331